UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report
Pursuant to Section 15G of The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the quarterly reporting period April 1, 2026 to June 30, 2026
Date of Report (Date of earliest event reported)
August 12, 2026

Happen Bank, National Association[1]
(Exact name of securitizer as specified in its charter)
Commission File Number of securitizer: 025-06637
Central Index Key Number of securitizer: 0001987690

Riley Long
Treasurer
(415) 930-7440
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	_________________________________________________
_________________________________________________ (Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	_________________________________________________
Central Index Key Number of underwriter (if applicable):	_________________________________________________
1 Happen Bank, National Association (formerly known as LendingClub Bank, National Association), as securitizer, is filing this Form ABS-15G in respect of asset-backed securities sponsored by it and outstanding during the reporting period in the unsecured personal loan asset class, including asset-backed securities issued by each series of Happen Structured Loan Certificate Issuer Trust (formerly known as LendingClub Structured Loan Certificate Issuer Trust) and each series of Happen Rated Notes Issuer Trust (formerly known as LendingClub Rated Notes Issuer Trust).

SIGNATURE(S)

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Happen Bank, National Association,
as securitizer

Date:	August 12, 2026	By:	/s/ Riley Long
Riley Long
Treasurer